Note 5 - Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Tables
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Number of Shares Under Outstanding Warrants at December 31, 2022	Number of Shares Under Outstanding Warrants at December 31, 2021	Weighted Average Exercise Price at December 31, 2022	Remaining Contractual Life at December 31, 2022 (Years)
Liability Classified Warrants (1)
Issued February 2017	—	67,349	$—	—
Issued February 2018	378,951	378,951	16.80	0.6
Issued June 2018 (2)	123,836	123,836	12.20	0.9
Issued March 2019	263,507	263,507	6.60	1.2
Issued April 2019	875,001	875,001	10.50	1.3
Issued February 2020	1,015,001	1,015,001	6.30	2.6
	2,656,296	2,723,645	$9.49
Equity Classified Warrants
Issued July 2017 - Consulting (3)	—	25,001	$15.64	—
Issued August 2019 - Consulting	—	25,000	9.84	—
Issued April 2020 - Consulting	16,667	16,667	6.84	2.3
Issued December 2020 - Consulting	8,334	8,334	4.72	3.0
Issued April 2021 - Consulting	71,500	71,500	3.63	3.3
Issued August 2021 - Consulting	250,000	250,000	3.08	8.6
Issued June 2022 - Consulting	50,000	—	1.49	9.5
Issued September 2022 - Consulting	250,000	—	1.24	9.7
	646,501	396,502	$2.42
Balance outstanding	3,302,797	3,120,147	$8.10

Schedule of Warrants or Rights, Assumptions Used [Table Text Block]
	September 30, 2023	December 31, 2022
Risk-free interest rate	5.1% to 5.6%	4.2% to 4.8%
Volatility	69.1% to 89.8%	63.1% to 76.3%
Expected life (years)	0.2 to 1.9	0.1 to 2.6
Dividend yield	—%	—%

Year Ended December 31,
	2022	2021
Risk-free interest rate	4.2% to 4.8%	0.1% to 1.1%
Volatility	63.1% to 76.3%	71.8% to 114.5%
Expected life (years)	0.1 to 2.6	0.1 to 3.6
Dividend yield	—%	—%

Schedule of Warrant Activity [Table Text Block]
	Number of Shares	Range of Warrant Exercise		Weighted Average	Weighted Average Remaining Contractual
	Under Warrant	Price per Share		Exercise Price	Life (Years)
Balance at January 1, 2023	2,656,296	$6.30	$16.80	$9.49	1.7
Expired warrants	(384,415)	$13.92	$16.80	$16.22	—
Balance at September 30, 2023	2,271,881	$6.30	$12.12	$8.26	1.1
Exercisable at September 30, 2023	2,271,881	$6.30	$12.12	$8.26	1.1

	Number of Shares Under Warrant	Range of Warrant Exercise Price per Share	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding at December 31, 2021	2,723,645	6.600 to16.8080	$9.46	2.6
Granted	—	6.300 to6.3030	$—	—
Exercised	—	6.600 to6.6060	$6.60	—
Expired	(67,349)	8.100 to9.0000	$8.42	—
Outstanding at December 31, 2022	2,656,296	6.300 to16.8080	$9.49	1.7

Vested and Exercisable at December 31, 2022	2,656,296	6.300 to16.8080	$9.49	1.7